Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income And Expense [Abstract]
Summary of Finance Income and Expense
The following table details the Group’s finance income and expense:

	For the year ended December 31,
Finance income	2023	2022	2021
	(Restated)
Net foreign exchange rate gains on financial activities	37,236	—	31,574
Interest income on bank deposits	32,280	7,658	1,396
Other finance income	49	894	—
Total	$69,565	$8,552	$32,970

	For the year ended December 31,
Finance expense	2023	2022	2021
	(Restated)
Interest expense on credit facilities and financing obligations	116,190	33,331	11,681
Interest expense to related parties	84,480	37,945	30,770
Loss on debt modification	7,553	—	—
Interest expense related to lease liabilities	5,008	6,201	2,377
Other finance expenses	11	5	13
Credit facility expenses	—	—	377
Net foreign exchange rate losses on financial activities	—	30,920	—
Total	$213,242	$108,402	$45,218